Other financial assets and liabilities	6 Months Ended
Jun. 30, 2025
Other Financial Assets And Liabilities
Other financial assets and liabilities

13. Other financial assets and liabilities

		Current		Non-Current
	Notes	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
Other financial assets
Restricted cash		–	–	9	13
Derivative financial instruments	18	419	53	284	15
Investments in equity securities		–	–	57	54
Loans - Related parties	29(a)	76	–	74	149
		495	53	424	231
Other financial liabilities
Derivative financial instruments	18	116	197	112	428
Other financial liabilities - Related parties	29(b)	193	291	–	–
Liabilities related to the concession grants	13(a)	539	467	2,092	1,887
Other		197	317	–	32
		1,045	1,272	2,204	2,347

a) Liabilities related to the concession grants

	Consolidated						Discount rate
	December 31, 2024	Revision to estimates	Monetary and present value adjustments	Disbursements	Translation adjustment	June 30, 2025	June 30, 2025	December 31, 2024	Remaining term of obligations
Payment obligation	1,118	16	51	(27)	152	1,310	6,94% - 11,04%	7,32% - 11,04%	32 years
Infrastructure investment	1,236	29	53	(159)	162	1,321	6,82% - 8,13%	7,43% - 8,12%	8 years
	2,354	45	104	(186)	314	2,631
Current liabilities	467					539
Non-current liabilities	1,887					2,092
Liabilities	2,354					2,631

In December 2020, the Company entered into an agreement with the Federal Government to continue operating its concessions of the Estrada de Ferro Carajás (“EFC”) and Estrada de Ferro Vitória a Minas (“EFVM”) for thirty years more, extending the maturity date from 2027 to 2057.

Vale, the Brazilian National Land Transportation Agency (“ANTT”) and the Brazilian Federal Government, through the Ministry of Transportation (together: “Parties”), had been discussing the general conditions for concession contracts and on December 30,2024, the general basis for the renegotiation were agreed among the Parties and will comply with usual formalities and will be submitted for the authorities’ evaluation and approval. The renegotiation will be performed under the terms of the concession contracts, which remain in force, aiming to promote their modernization and updating.